Directors' and key management remuneration - Directors (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Related party transactions
Director emoluments before amounts receivable under long-term incentive plans and share option plans	£ 6,658	£ 7,046
Amounts receivable under long-term incentive plans and share option plans		1,225
Total Directors' remuneration	6,658	8,271
Non-executive directors
Related party transactions
Director emoluments before amounts receivable under long-term incentive plans and share option plans	2,001	1,747
Chairman and executive directors
Related party transactions
Director emoluments before amounts receivable under long-term incentive plans and share option plans	4,657	5,299
Director
Related party transactions
Accrued benefits	£ 0	£ 0